As filed with the Securities and Exchange Commission on June 28, 2018

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 1,927	☒

and/or

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 1,927	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 27, 2018, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,927 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 27, 2018, the effectiveness of the registration statement for the iShares Inv Grade Preferred and Income Securities ETF (the “Fund”), filed in Post-Effective Amendment No. 1,759 on May 26, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,797	August 8, 2017	August 23, 2017
1,805	August 22, 2017	August 31, 2017
1,811	August 30, 2017	September 11, 2017
1,815	September 8, 2017	September 18, 2017
1,820	September 15, 2017	September 25, 2017
1,827	September 22, 2017	October 2, 2017
1,829	September 29, 2017	October 9, 2017
1,831	October 6, 2017	October 16, 2017
1,835	October 13, 2017	November 10, 2017
1,844	November 9, 2017	December 8, 2017
1,852	December 7, 2017	January 5, 2018
1,861	January 4, 2018	February 2, 2018
1,870	February 1, 2018	March 2, 2018
1,877	March 1, 2018	March 16, 2018
1,882	March 15, 2018	April 9, 2018
1,898	April 6, 2018	April 16, 2018
1,900	April 13, 2018	April 20, 2018
1,902	April 19, 2018	April 27, 2018
1,905	April 26, 2018	May 25, 2018
1,912	May 24, 2018	June 1, 2018
1,916	May 31, 2018	June 29, 2018

This Post-Effective Amendment No. 1,927 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,759.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,927 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of June, 2018.

iSHARES TRUST

By:
Martin Small*
President

Date: June 28, 2018

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,927 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: June 28, 2018

John E. Martinez*
Trustee

Date: June 28, 2018

Cecilia H. Herbert*
Trustee

Date: June 28, 2018

Charles A. Hurty*
Trustee

Date: June 28, 2018

John E. Kerrigan*
Trustee

Date: June 28, 2018

Robert S. Kapito*
Trustee

Date: June 28, 2018

Madhav V. Rajan*
Trustee

Date: June 28, 2018

Jane D. Carlin*
Trustee

Date: June 28, 2018

Drew E. Lawton**
Trustee

Date: June 28, 2018

Richard L. Fagnani**
Trustee

Date: June 28, 2018

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: June 28, 2018

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: June 28, 2018

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.
**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 1,771, filed June 27, 2017.